REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total net revenue	$ 74,097	$ 58,302	$ 269,882	$ 239,421	$ 195,499
United States
Disaggregation of Revenue [Line Items]
Total net revenue	64,074	49,152	228,568	200,418	162,135
All other countries
Disaggregation of Revenue [Line Items]
Total net revenue	10,023	9,150	41,314	39,003	33,364
Virtual currency
Disaggregation of Revenue [Line Items]
Total net revenue	73,226	58,168	268,137	231,726	193,849
Advertising
Disaggregation of Revenue [Line Items]
Total net revenue	$ 871	$ 134	$ 1,745	383	356
Other
Disaggregation of Revenue [Line Items]
Total net revenue				$ 7,312	$ 1,294